UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Value Fund

6/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace – 2.5%
Goodrich Corp.	86,672	$5,742,016
Moog, Inc., “A” (a)	159,370	5,136,495
Precision Castparts Corp.	49,465	5,090,938

		$15,969,449

Airlines – 1.0%
Southwest Airlines Co.	165,656	$1,840,438
UAL Corp. (a)	234,502	4,821,361

		$6,661,799

Automotive – 2.2%
Harley-Davidson, Inc.	163,007	$3,623,646
Harman International Industries, Inc. (a)	36,737	1,098,069
Johnson Controls, Inc.	101,837	2,736,360
Lear Corp. (a)(w)	104,931	6,946,432

		$14,404,507

Broadcasting – 1.3%
CBS Corp., “B”	283,049	$3,659,824
Interpublic Group of Cos., Inc. (a)	676,072	4,820,393

		$8,480,217

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	96,009	$5,834,467
Deutsche Boerse AG	36,520	2,218,839
GFI Group, Inc.	306,804	1,711,966
TD AMERITRADE Holding Corp. (a)	339,093	5,188,123

		$14,953,395

Business Services – 0.7%
Dun & Bradstreet Corp.	63,787	$4,281,383

Chemicals – 1.6%
Celanese Corp.	245,339	$6,111,394
PPG Industries, Inc.	69,163	4,178,137

		$10,289,531

Computer Software – 1.1%
MicroStrategy, Inc., “A” (a)	50,467	$3,789,567
Parametric Technology Corp. (a)	193,027	3,024,733

		$6,814,300

Computer Software - Systems – 0.1%
3Par, Inc. (a)	100,721	$937,713

Construction – 4.9%
Martin Marietta Materials, Inc.	31,401	$2,663,119
NVR, Inc. (a)	20,210	13,238,156
Sherwin-Williams Co.	104,867	7,255,748
Stanley Black & Decker, Inc.	148,710	7,512,829
Toll Brothers, Inc. (a)	67,484	1,104,038

		$31,773,890

Consumer Products – 2.7%
Energizer Holdings, Inc. (a)	128,478	$6,459,874
International Flavors & Fragrances, Inc.	72,867	3,091,018
Newell Rubbermaid, Inc.	541,223	7,923,505

		$17,474,397

Consumer Services – 0.5%
H&R Block, Inc.	220,298	$3,456,476

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.0%
Crown Holdings, Inc. (a)	178,596	$4,472,044
Owens-Illinois, Inc. (a)	117,252	3,101,315
Pactiv Corp. (a)	184,166	5,129,023

		$12,702,382

Electrical Equipment – 0.9%
AMETEK, Inc.	86,961	$3,491,484
Sensata Technologies Holding B.V. (a)	157,990	2,526,260

		$6,017,744

Electronics – 0.9%
Flextronics International Ltd. (a)	443,716	$2,484,810
Microchip Technology, Inc.	125,502	3,481,425

		$5,966,235

Energy - Independent – 4.2%
Cloud Peak Energy, Inc. (a)	129,236	$1,713,669
CONSOL Energy, Inc.	121,042	4,086,378
Newfield Exploration Co. (a)	125,067	6,110,774
Noble Energy, Inc.	127,249	7,676,932
Plains Exploration & Production Co. (a)	185,242	3,817,838
Ultra Petroleum Corp. (a)	85,100	3,765,675

		$27,171,266

Engineering - Construction – 1.0%
Fluor Corp.	146,483	$6,225,528

Food & Beverages – 3.2%
J.M. Smucker Co.	148,228	$8,926,290
McCormick & Co., Inc.	89,411	3,394,042
Mead Johnson Nutrition Co., “A”	75,739	3,796,039
Ralcorp Holdings, Inc. (a)	85,827	4,703,320

		$20,819,691

Gaming & Lodging – 2.1%
Ameristar Casinos, Inc.	238,051	$3,585,048
International Game Technology	138,795	2,179,082
Penn National Gaming, Inc. (a)	54,591	1,261,052
Royal Caribbean Cruises Ltd. (a)	106,110	2,416,125
Starwood Hotels & Resorts Worldwide, Inc.	102,306	4,238,538

		$13,679,845

General Merchandise – 0.6%
Dollar General Corp. (a)	152,357	$4,197,435

Insurance – 10.5%
Aflac, Inc.	103,481	$4,415,534
Allied World Assurance Co. Holdings Ltd.	294,076	13,345,169
Aon Corp.	83,166	3,087,122
Aspen Insurance Holdings Ltd.	453,909	11,229,709
Employers Holdings, Inc.	482,194	7,102,718
Endurance Specialty Holdings Ltd.	202,304	7,592,469
Genworth Financial, Inc. (a)	373,623	4,883,253
Prudential Financial, Inc.	159,061	8,535,213
Symetra Financial Corp.	383,589	4,603,068
Unum Group	146,741	3,184,280

		$67,978,535

Leisure & Toys – 2.9%
Electronic Arts, Inc. (a)	119,943	$1,727,179
Hasbro, Inc.	227,831	9,363,854

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
THQ, Inc. (a)	1,732,079	$7,482,581

		$18,573,614

Machinery & Tools – 2.2%
AGCO Corp. (a)	95,323	$2,570,861
Avery Dennison Corp.	95,084	3,055,049
Eaton Corp.	50,120	3,279,853
Kennametal, Inc.	112,894	2,870,894
Pitney Bowes, Inc.	118,185	2,595,343

		$14,372,000

Medical & Health Technology & Services – 3.2%
DaVita, Inc. (a)	128,117	$7,999,625
Hanger Orthopedic Group, Inc. (a)	197,098	3,539,880
LifePoint Hospitals, Inc. (a)	125,209	3,931,563
Lincare Holdings, Inc. (a)	94,026	3,056,785
Patterson Cos., Inc.	74,626	2,129,080

		$20,656,933

Medical Equipment – 2.9%
C.R. Bard, Inc.	16,547	$1,282,889
Covidien PLC	94,110	3,781,340
DENTSPLY International, Inc.	155,624	4,654,714
PerkinElmer, Inc.	266,819	5,515,149
Waters Corp. (a)	57,133	3,696,505

		$18,930,597

Metals & Mining – 0.9%
Cliffs Natural Resources, Inc.	71,445	$3,369,346
Steel Dynamics, Inc.	182,743	2,410,380

		$5,779,726

Natural Gas - Distribution – 4.1%
AGL Resources, Inc.	73,308	$2,625,893
EQT Corp.	145,634	5,263,213
Northwestern Corp.	125,198	3,280,188
Questar Corp. (a)(w)	187,800	3,032,970
Questar Corp.	226,242	10,291,749
Spectra Energy Corp.	89,278	1,791,809

		$26,285,822

Natural Gas - Pipeline – 0.4%
El Paso Corp.	220,145	$2,445,811

Network & Telecom – 1.0%
Ciena Corp. (a)	189,650	$2,404,762
Tellabs, Inc.	650,510	4,156,759

		$6,561,521

Oil Services – 1.9%
Dresser-Rand Group, Inc. (a)	90,500	$2,855,275
Ensco International PLC, ADR	131,480	5,164,534
Noble Corp.	62,527	1,932,710
Smith International, Inc.	64,725	2,436,896

		$12,389,415

Other Banks & Diversified Financials – 7.1%
Associated Banc-Corp.	390,155	$4,783,300
Cathay General Bancorp, Inc.	563,161	5,817,453
CIT Group, Inc. (a)	63,655	2,155,358
Discover Financial Services	476,632	6,663,315

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Marshall & Ilsley Corp.	881,239	$6,327,296
People’s United Financial, Inc.	336,418	4,541,643
Sterling Bancshares, Inc.	1,116,566	5,259,026
TCF Financial Corp.	344,637	5,724,421
Zions Bancorporation	201,624	4,349,030

		$45,620,842

Pharmaceuticals – 0.2%
Inverness Medical Innovations, Inc. (a)	45,630	$1,216,496

Railroad & Shipping – 0.6%
Aegean Marine Petroleum Network, Inc.	73,530	$1,469,129
Norfolk Southern Corp.	45,070	2,390,964

		$3,860,093

Real Estate – 6.2%
Annaly Mortgage Management, Inc., REIT	357,140	$6,124,951
Entertainment Property Trust, REIT	236,410	9,000,129
Host Hotels & Resorts, Inc., REIT	349,224	4,707,540
Kilroy Realty Corp., REIT	247,490	7,357,878
Mack-Cali Realty Corp., REIT	181,830	5,405,806
Walter Investment Management Corp., REIT	455,790	7,452,167

		$40,048,471

Restaurants – 1.1%
Darden Restaurants, Inc.	100,038	$3,886,476
Wendy’s/Arby’s Group, Inc., “A”	823,404	3,293,616

		$7,180,092

Specialty Chemicals – 2.7%
Air Products & Chemicals, Inc.	39,587	$2,565,633
Airgas, Inc.	51,810	3,222,582
FMC Corp.	117,287	6,735,792
Rockwood Holdings, Inc. (a)	217,318	4,930,945

		$17,454,952

Specialty Stores – 2.4%
Abercrombie & Fitch Co., “A”	53,583	$1,644,462
Advance Auto Parts, Inc.	90,687	4,550,674
Limited Brands, Inc.	312,203	6,890,320
Sally Beauty Holdings, Inc. (a)	315,099	2,583,812

		$15,669,268

Telecommunications - Wireless – 0.4%
Partner Communication Co. Ltd., ADR	162,400	$2,478,224

Telephone Services – 2.3%
Frontier Communications Corp. (l)	443,659	$3,154,415
Qwest Communications International, Inc.	1,455,778	7,642,835
Virgin Media, Inc.	245,137	4,091,337

		$14,888,587

Trucking – 0.5%
TNT N.V.	126,451	$3,187,103

Utilities - Electric Power – 7.6%
AES Corp. (a)	345,759	$3,194,813
Allegheny Energy, Inc.	117,522	2,430,355
CenterPoint Energy, Inc.	357,526	4,705,042
CMS Energy Corp.	618,185	9,056,410
DPL, Inc.	106,170	2,537,463
DTE Energy Co.	100,873	4,600,818

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Northeast Utilities	372,940	$9,502,511
NRG Energy, Inc. (a)	181,884	3,857,760
NV Energy, Inc.	222,346	2,625,906
OGE Energy Corp.	71,770	2,623,911
Wisconsin Energy Corp.	84,657	4,295,496

		$49,430,485

Total Common Stocks		$627,285,770

Convertible Preferred Stocks – 0.5%
Insurance – 0.2%
Hartford Financial Services Group, Inc., 7.25%	59,140	$1,368,500

Utilities - Electric Power – 0.3%
PPL Corp., 9.5%	30,550	$1,588,765

Total Convertible Preferred Stocks		$2,957,265

Convertible Bonds – 0.2%
Energy - Independent – 0.2%
Massey Energy Co., 3.25%, 2015	$1,930,000	$1,604,313
Money Market Funds (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	12,824,973	$12,824,973
Collateral for Securities Loaned – 0.4%
Navigator Securities Lending Prime Portfolio	2,495,580	$2,495,580

Total Investments		$647,167,901

Other Assets, Less Liabilities – 0.0%		64,534

Net Assets – 100.0%		$647,232,435

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At June 30, 2010, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR         American Depository Receipt

PLC          Public Limited Company

REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$611,610,181	$1,588,765	$—	$613,198,946
Netherlands	2,526,260	3,187,103	—	5,713,363
United Kingdom	5,164,534	—	—	5,164,534
Israel	2,478,224	—	—	2,478,224
Germany	—	2,218,839	—	2,218,839
Greece	1,469,129	—	—	1,469,129
Corporate Bonds	—	1,604,313	—	1,604,313
Mutual Funds	15,320,553	—	—	15,320,553

Total Investments	$638,568,881	$8,599,020	$—	$647,167,901

For further information regarding security characteristics, see the Portfolio of Investments

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$589,289,524

Gross unrealized appreciation	$83,032,017
Gross unrealized depreciation	(25,153,640)

Net unrealized appreciation (depreciation)	$57,878,377

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,338,368	121,741,536	(121,254,931)	12,824,973

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,786	$12,824,973

MFS® Blended Research® Core Equity Fund

6/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.8%
Lockheed Martin Corp.	2,762	$205,766
Northrop Grumman Corp.	3,929	213,895
United Technologies Corp.	3,150	204,467

		$624,128

Automotive – 1.9%
Ford Motor Co. (a)	9,900	$99,792
Johnson Controls, Inc.	7,840	210,661

		$310,453

Biotechnology – 1.6%
Amgen, Inc. (a)	4,910	$258,266

Broadcasting – 1.0%
CBS Corp., “B”	13,210	$170,805

Business Services – 0.6%
Visa, Inc., “A”	1,350	$95,513

Cable TV – 1.3%
DIRECTV, “A” (a)	6,340	$215,053

Chemicals – 3.5%
3M Co.	2,270	$179,307
Celanese Corp.	6,500	161,915
Dow Chemical Co.	2,070	49,100
E.I. du Pont de Nemours & Co.	3,050	105,500
PPG Industries, Inc.	1,380	83,366

		$579,188

Computer Software – 4.8%
Adobe Systems, Inc. (a)	6,640	$175,495
Akamai Technologies, Inc. (a)	4,130	167,554
Microsoft Corp.	7,222	166,178
Oracle Corp.	13,124	281,641

		$790,868

Computer Software - Systems – 5.2%
Apple, Inc. (a)	2,228	$560,409
Hewlett-Packard Co.	1,560	67,517
International Business Machines Corp.	971	119,899
Lexmark International, Inc., “A” (a)	3,080	101,732

		$849,557

Consumer Products – 2.5%
Procter & Gamble Co.	7,001	$419,920

Consumer Services – 0.7%
Apollo Group, Inc., “A” (a)	2,770	$117,642

Electrical Equipment – 1.5%
General Electric Co.	7,494	$108,063
Tyco Electronics Ltd.	2,540	64,465
WESCO International, Inc. (a)	2,390	80,471

		$252,999

Electronics – 2.2%
Intel Corp.	18,357	$357,044

Energy - Integrated – 7.9%
Chevron Corp.	5,799	$393,520
ConocoPhillips	1,860	91,307
Exxon Mobil Corp.	11,269	643,122

1

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Hess Corp.	3,570	$179,714

		$1,307,663

Food & Beverages – 4.6%
Coca-Cola Co.	730	$36,588
Dr Pepper Snapple Group, Inc.	5,090	190,315
General Mills, Inc.	6,570	233,366
PepsiCo, Inc.	3,705	225,820
Tyson Foods, Inc., “A”	4,250	69,658

		$755,747

Food & Drug Stores – 0.6%
Kroger Co.	4,800	$94,512

Gaming & Lodging – 1.1%
Las Vegas Sands Corp. (a)	2,620	$58,007
Royal Caribbean Cruises Ltd. (a)	5,540	126,146

		$184,153

General Merchandise – 2.1%
Macy’s, Inc.	9,380	$167,902
Wal-Mart Stores, Inc.	3,800	182,666

		$350,568

Health Maintenance Organizations – 1.1%
WellPoint, Inc. (a)	3,820	$186,913

Insurance – 5.0%
Berkshire Hathaway, Inc., “B” (a)	640	$51,002
Chubb Corp.	1,880	94,019
MetLife, Inc.	6,431	242,835
Prudential Financial, Inc.	4,100	220,006
Travelers Cos., Inc.	4,445	218,916

		$826,778

Internet – 1.5%
Google, Inc., “A” (a)	538	$239,383

Leisure & Toys – 1.2%
Activision Blizzard, Inc.	15,760	$165,322
Hasbro, Inc.	740	30,414

		$195,736

Machinery & Tools – 0.9%
Pitney Bowes, Inc.	6,730	$147,791

Major Banks – 8.6%
Bank of America Corp.	26,196	$376,437
Bank of New York Mellon Corp.	5,350	132,092
Goldman Sachs Group, Inc.	2,181	286,300
JPMorgan Chase & Co.	2,533	92,733
Morgan Stanley	2,350	54,544
PNC Financial Services Group, Inc.	3,920	221,480
Wells Fargo & Co.	10,010	256,256

		$1,419,842

Medical & Health Technology & Services – 2.5%
Lincare Holdings, Inc. (a)	6,065	$197,173
McKesson Corp.	3,230	216,927

		$414,100

Medical Equipment – 2.2%
Medtronic, Inc.	6,030	$218,708

2

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc. (a)	1,520	$74,556
Waters Corp. (a)	1,020	65,994

		$359,258

Metals & Mining – 0.9%
United States Steel Corp.	4,030	$155,357

Natural Gas - Distribution – 0.6%
NiSource, Inc.	6,940	$100,630

Natural Gas - Pipeline – 1.0%
Williams Cos., Inc.	9,030	$165,068

Network & Telecom – 0.6%
Cisco Systems, Inc. (a)	4,890	$104,206

Oil Services – 1.6%
Halliburton Co.	4,060	$99,673
National Oilwell Varco, Inc.	4,970	164,358

		$264,031

Other Banks & Diversified Financials – 2.3%
American Express Co.	6,660	$264,402
Citigroup, Inc. (a)	29,320	110,243

		$374,645

Pharmaceuticals – 5.2%
Abbott Laboratories	6,200	$290,036
Johnson & Johnson	4,675	276,106
Merck & Co., Inc.	580	20,283
Pfizer, Inc.	18,670	266,234

		$852,659

Pollution Control – 0.9%
Republic Services, Inc.	4,880	$145,082

Printing & Publishing – 0.4%
Moody’s Corp.	3,440	$68,525

Railroad & Shipping – 0.6%
Union Pacific Corp.	1,520	$105,655

Real Estate – 0.8%
Annaly Mortgage Management, Inc., REIT	7,720	$132,398

Restaurants – 1.7%
Darden Restaurants, Inc.	5,440	$211,344
McDonald’s Corp.	1,080	71,140

		$282,484

Specialty Stores – 3.2%
Advance Auto Parts, Inc.	2,430	$121,937
Home Depot, Inc.	7,840	220,069
Limited Brands, Inc.	8,590	189,581

		$531,587

Telephone Services – 3.0%
AT&T, Inc.	10,844	$262,316
CenturyTel, Inc.	1,630	54,295
Qwest Communications International, Inc.	35,250	185,063

		$501,674

Tobacco – 2.3%
Altria Group, Inc.	10,112	$202,644

3

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – continued
Philip Morris International, Inc.	3,770	$172,817

		$375,461

Trucking – 0.7%
United Parcel Service, Inc., “B”	2,080	$118,331

Utilities - Electric Power – 3.2%
Constellation Energy Group, Inc.	5,290	$170,603
DPL, Inc.	2,180	52,102
PG&E Corp.	4,380	180,018
Public Service Enterprise Group, Inc.	3,740	117,174

		$519,897

Total Common Stocks		$16,321,570

Money Market Funds (v) – 1.0%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	173,506	$173,506

Total Investments		$16,495,076

Other Assets, Less Liabilities – 0.1%		9,896

Net Assets – 100.0%		$16,504,972

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded.Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$16,321,570	$—	$—	$16,321,570
Mutual Funds	173,506	—	—	173,506

Total Investments	$16,495,076	$—	$—	$16,495,076

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$17,785,971

Gross unrealized appreciation	$1,434,660
Gross unrealized depreciation	(2,725,555)

Net unrealized appreciation (depreciation)	$(1,290,895)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,303	3,946,355	(3,980,152)	173,506

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$299	$173,506

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: August 17, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: August 17, 2010

*	Print name and title of each signing officer under his or her signature.